INCOME TAXES - Schedule of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Valuation Allowance [Roll Forward]
Valuation allowance at beginning of period	$ 16,395	$ 12,091
Changes on acquisition/disposal	80,394
Increase recognized in the income statement	4,384	4,509
Decrease recognized in the income statement	(3,418)	(1,685)
Translation adjustments	(4,550)	1,480
Valuation allowance at end of period	$ 93,205	$ 16,395